CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 36,970	$ 24,524
Short-term deposits		26,057
Restricted cash	115
Trade and other receivables (note 6)	21,756	8,887
Inventories (note 7)	35,120	5,955
Loan receivable		5,048
Reimbursement rights (note 10)	6,465	6,385
Derivative assets (note 13)	3,454	738
Other current assets	1,461	797
Total current assets	105,341	78,391
Non-current assets:
Restricted cash	927	1,237
Other receivables (note 6)	10,155
Reimbursement rights (note 10)	4,705	4,470
Mineral properties, plant and equipment (note 8)	133,810	13,391
Exploration and evaluation assets (note 9)	15,659	15,065
Deferred tax assets (note 17)	145	222
Total Assets	270,742	112,776
Current liabilities:
Trade payables and accrued liabilities (note 11)	49,533	10,647
Current portion of borrowings (note 12)	38,066
Reclamation and remediation provisions ? current (note 14)	4,927	4,473
Total current liabilities	92,526	15,120
Non-current liabilities:
Other liabilities (note 11)	17,078
Borrowings - MACA Limited (note 12)	4,627
Reclamation and remediation provisions (note 14)	50,647	22,947
Deferred tax liabilities (note 17)	5,365	2,053
Total liabilities	170,243	40,120
Shareholders' equity:
Share capital (note 15)	252,186	130,912
Reserves	17,420	19,829
Deficit	(169,107)	(78,085)
Total Equity	100,499	72,656
Total Liabilities and Stockholders Equity	$ 270,742	$ 112,776